Convertible Notes Payable (Details 2) - Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Total convertible notes payable	$ 2,586,472	$ 1,142,949	$ 1,118,979
10% Convertible Note Payable Due October 31, 2015 [Member]
Total convertible notes payable	$ 320,342	$ 320,342	$ 424,415
Conversion Price (in dollars per share)	$ 0.02	$ 0.02	$ 0.02
Issuance Date	Oct. 31, 2013	Oct. 31, 2013	Oct. 31, 2013
10% Convertible Note Payable Due November 30, 2015 [Member]
Total convertible notes payable	$ 83,265	$ 83,265	$ 83,265
Conversion Price (in dollars per share)	$ 0.01	$ .01	$ 0.01
Issuance Date	Nov. 30, 2013	Nov. 30, 2013	Nov. 30, 2013
10% Convertible Note Payable Due January 31, 2016 [Member]
Total convertible notes payable	$ 521,122		$ 117,719
Conversion Price (in dollars per share)	$ 0.45		$ 0.01
Issuance Date	Oct. 31, 2015		Jan. 31, 2014
10% Convertible Note Payable Due July 31, 2016 [Member]
Total convertible notes payable	$ 401,075	$ 401,075	$ 401,075
Conversion Price (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Issuance Date	Jul. 31, 2014	Jul. 31, 2014	Jul. 31, 2014